ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Trade accounts receivable	$1,945,719	$1,325,333
Less: allowances for doubtful accounts	(212,413)	(206,857)
Accounts receivable, net	$1,733,306	$1,118,476